INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Long-Lived Assets by Geographic Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 657,234	$ 635,124
Israel [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	215,419	218,810
USA [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	239,462	214,393
Japan [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 202,353	$ 201,921